SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements in United States Dollars
b.	Financial statements in United States dollars:

Most of the Company’s revenues and costs are denominated in United States dollar (“dollar”). The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company
and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.

Accordingly,
non-dollar
denominated transactions and balances have been
re-measured
into the functional currency in accordance with Accounting Standard Code (“ASC”) No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measured
monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Principles of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition.

Short-Term Bank Deposit
e.	Short-term bank deposits:

Bank deposits with maturities of more than three months at acquisition but less than one year are included in short-term bank deposits. Such deposits are stated at cost which approximates fair values.

Investments in Marketable Securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt and Equity Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its
debt
securities as
available-for-sale.
Available-for-sale
 de
bt
securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net.

The Company’s securities are reviewed for impairment in accordance with ASC
320-10-35.
If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Business combination
h.	Business combination:

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from acquired technology and acquired trademarks and tradenames from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Goodwill
i.	Goodwill:

Goodwill has been recorded as a result of acquisitions. Goodwill represents the excess of the purchase
price in a business combination over the fair value of identifiable net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.
ASC No. 350, “Intangibles - Goodwill and other” (“ASC No. 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired.
ASC No. 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step
quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step
impairment test is performed. Alternatively, ASC No. 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.
The Company operates in one operating segment, and this segment is the
only reporting unit. The Company performs the first step of the quantitative goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value.
During the years 2019, 2018 and 2017, no impairment losses have been identified.

Other Intangible Assets, Net
j.	Other intangible assets, net:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 8 to 20 years. These intangible assets consist of core technology, trademarks and trade names which are amortized over their estimated useful lives on a straight-line basis.

Impairment of long-lived assets including intangible assets subject to amortization
k.	Impairment of long-lived assets including intangible assets subject to amortization:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2019, 2018 and 2017, no impairment losses have been identified.

Manufacturing partner and supplier liabilities
l.	Manufacturing partner and supplier liabilities:

The Company purchases manufactured products from its original design manufacture (“ODM”). The Company generally does not own the manufactured products. ODM’s provide services
of design, manufacture, orders fulfillment and support with a full turn-key
solution to meet the Company’s detailed requirements. If the actual demand is significantly lower than forecast, the Company records a liability for its commitment in excess of the actual demand. As of December 31, 2019 and 2018, the Company has not accrued any significant liability in respect with this exposure.

Research and Development Costs
m.	Research and development costs:

Research and development costs are charged to the statements of income as incurred. ASC No.
 985-20,
“Software - Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Revenue Recognition
n.	Revenue recognition:

The Company derives its revenues mainly from sales of products and licenses, security subscriptions and software updates and maintenance. The Company’s products are generally integrated with software that is essential to the functionality of the product. The Company sells its products primarily through channel partners including distributors, resellers, OEMs (Original Equipment Manufacturers), system integrators and MSPs (Managed Service Providers), all of whom are considered end-users.

The Company’s security subscriptions provide customers with access to its suite of security solutions and is sold as a service.

The Company’s software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement and include maintenance services to end-user
customers, through primarily telephone access to technical support personnel as well as hardware support services.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

Revenues from sales of products and licenses are recognized upon shipment when control of the promised goods is transferred to the customer, or upon electronic transfer of the Certificate Key to the Customer. Revenues from security subscriptions and from software updates and maintenance are recognized ratably over the term of the agreement.
The Company’s arrangements typically contain various combinations of its products and licenses, security subscriptions and software updates and maintenance, which are distinct and are accounted for as a separate performance obligations. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price using the prices charged for a performance obligation when sold separately.
Deferred revenues represent mainly the unrecognized revenue billed for security subscriptions and for software updates and maintenance. Such revenues are recognized ratably over the term of the related agreement. The amount of revenues recognized in the period that was included in the opening deferred revenues balance was $1,069.9 and $878.5
for the year ended December 31, 2019
 and December 31, 2018, respectively.
Revenue
s
expected to be recognized from remaining performance obligations were
$1,560.3
and $1,557.6
as of December 31, 2019
and December 31, 2018, respectively. Of the balance as
of
December 31, 2019
the Company expects to recognize approximately $1,087.3 over the next 12 months and the remainder thereafter.
The Company records a provision for estimated sales returns, rebates, stock rotations and other rights provided to customers on product and services based on historical sales returns, analysis of credit memo data, rebate plans, stock rotation arrangements and other known factors. This provision is accounted for as variable consideration that is deducted from revenue in the period in which the revenue is recognized. Such provision amounted to $4.6 and $8.5 as of December 31, 2019 and 2018 respectively and is included in accrued expenses and other liabilities in the consolidated balance sheet
s
.
Sales commissions earned by the Company’s sales force are considered incremental and recoverable costs of obtaining a contract with a customer. These costs are deferred and then amortized over a period of benefit which is typically over the term of the customer contracts as initial commission rates are commensurate with the renewal commission rates. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statements of income. If the amortization period of those costs is one year or less, the costs are expensed as incurred. As of December 31, 2019

and
2018,
the amount of deferred commission was $20.2 and
 $22.6,
respectively an
d is
 included in other long term assets

on the balance

sheets
.

As of December 31, 2019 and 2018 the
C
ompany recorded amortization expenses in connection with deferred commissions in the amount of $13.1 and $11.2, respectively.
The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (ASC 606), effective as of January 1, 2018, using the modified retrospective transition method. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.
The main change related to incremental costs to obtain customer contracts, which primarily consist of sales commissions, due to the longer period of amortization. Under the previous accounting guidance, these costs were expensed as incurred. Under the new standard these costs are deferred
and then amortized over a period of benefit which is typically over the term of the customer contracts as initial commission rates and renewal rates are the same.

The cumulative effects of the changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of Topic 606 were as follows:

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Other Assets	$33.6	$25.5	$59.1
Deferred tax asset, net	$119.4	$(6.4)	$113.0
Retained earnings	$8,203.0	$19.1	$8,222.1

For information regarding disaggregated revenues, please refer to Note
14
below.

Cost of Revenues
o.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging and shipping.
Cost of security subscriptions is comprised of costs paid to third parties, hosting and infrastructure costs and cost of customer support related to these services.
Cost of software updates and maintenance is mainly comprised of cost of post-sale customer support.
Amortization of technology is comprised of amortization of core technology assets which are used in the Company’s operations, and is presented separately as part of cost of revenues.

Severance Pay

p.	Severance pay:

Effective January 1, 2007, the Company’s agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have extinguished its severance obligation. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation
and
amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet
s
, as the Company is legally released from the obligation to employees once the required deposit amounts have been paid.

Employee Benefit Plan
q.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $19 thousands per year (and an additional amount of $6 thousands for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to statutory limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In 2019, 2018 and 2017, the Company’s matching contribution to the plan amounted to $4.1, $4.2 and $3.6 respectively.

Income Taxes
r.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined for temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. The Company accrues interest and indexation related to unrecognized tax benefits on its taxes on income.
ASC No. 740 contains a
two-step
approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company classifies interest related to unrecognized tax benefits in taxes on income.

Advertising Costs
s.	Advertising costs:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2019, 2018 and 2017, were $5.2, $3.1 and $1.8 respectively.
Concentrations of Credit Risk
t.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.
The majority of the Company’s cash and cash equivalents and short-term bank deposits are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be withdrawn upon demand and therefore bear low risk. Marketable securities are held mainly by Check Point Ltd., the Company’s Singaporean subsidiary, Canadian subsidiary and the U.S. subsidiary, and are invested in securities denominated in U.S. dollar.
The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment, or issuer, thereby reducing credit risk concentrations.
The Company’s trade receivables are geographically dispersed and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based on factors that may affect a customers’ ability to pay, such as known disputes, age of the receivable balance and past experience. Allowance for doubtful accounts amounted to $0.8 and $1.0
as of December 31, 2019 and 2018, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt and total write offs expenses during 2019, 2018 and 2017 were in
significant.

Derivatives and Hedging
u.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet
s
at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, as well as the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are designated as such, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.
The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in several foreign currencies. As of December 31, 2019 and 2018, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $342.3 and $337.5, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820, “Fair Value Measurement” (“ASC No. 820”) (classified as level 2 of the fair value hierarchy). The net gains (losses) resulting from these forward contracts recognized in financial income, net during 2019, 2018 and 2017 were $16.7, $(33.3), and $25.1, respectively. The fair value of the Company’s outstanding forward contracts at December 31, 2019 and 2018 was insignificant.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekel and in Euro. As of December 31, 2019 and 2018, the Company had outstanding forward contracts in the notional amount of $38.2 and $112.1,
respectively. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2 of the fair value hierarchy). These contracts met the requirement for cash flow hedge accounting and, as such, gains (losses) on the contracts are recognized initially as component of Accumulated Other Comprehensive Income in the balance sheets and reclassified to the statements of income in the period the related hedged items affect earnings. During 2019, 2018 and 2017 gains (losses) in the amount of $1.3, $(4.6) and $4.7,
respectively, were reclassified when the related expenses were incurred and recognized in operating expenses. The fair value of the Company’s outstanding forward contracts at December 31, 2019 and 2018 was insignificant.

Basic and Diluted Earnings per Share
v.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 4.9
,
3.2

and 1.6 for 2019, 2018 and 2017, respectively.

Accounting for stock-based compensation
w.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the grant date using an option-pricing model.
The Company recognizes compensation expenses for the value of awards granted, based on the straight line method for service based awards and based on the accelerated method for performance-based awards. Compensation expense is recognized over the requisite service period of the awards. The Company recognizes forfeitures of awards as they occur.
The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no plans to pay dividends in the foreseeable future
.
The fair value of options granted and Employee Stock Purchase Plan in 2019, 2018 and 2017 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2019	2018	2017

Expected volatility	20.78%	21.98%	22.20%
Risk-free interest rate	1.98%	2.67%	1.71%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	4.11	5.13	4.76

Employee Stock Purchase Plan

Expected volatility	18.59%	22.88%	18.21%
Risk-free interest rate	0.8%	1.07%	0.50%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

On January 1, 2017, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No.
 2016-09
 (Topic 718) Compensation—Stock Compensation: Improvements to Employee Stock-Based Payment Accounting, which simplifies several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeiture, statutory tax withholding requirements, and classification on the statement of cash flows.
The impact of the adoption on the Company’s Consolidated Financial Statements was as follows:
Forfeitures: The Company elected to change its accounting policy and account for forfeitures as they occur using a modified retrospective transition method, rather than estimating forfeitures, resulting in a cumulative-effect net of tax adjustment of $2.1, which decreased the January 1, 2017 opening retained earnings balance on the Consolidated Balance Sheets.
Income tax accounting: ASU
 2016-09
 also eliminates the requirement that excess tax benefits be realized as a reduction in current taxes payable before the associated tax benefit can be recognized as an increase in paid in capital. Following ASU
 2016-09
 adoption, the Company recorded excess tax benefits and tax deficiencies related to stock-based compensation as income tax benefit or expense in the statement of income prospectively when share-based awards vest or are settled. Upon adoption, the Company recognized the previously unrecognized excess tax benefits using the modified retrospective transition method, which resulted in a cumulative-effect of $86.1, which increased the January 1, 2017 opening retained earnings.
Cash flow presentation of excess tax benefits: The Company is required to classify excess tax benefits along with other income tax cash flows as an operating activity either prospectively or retrospectively. The Company elected to apply the change in presentation to the statements of cash flows prospectively from January 1, 2017.
Cash flow presentation of employee taxes paid: The Company is required to classify as a financing activity in its statement of cash flows the cash paid to a tax authority when shares are withheld to satisfy the employer’s statutory income tax withholding obligation. The Company was required to apply the change in presentation to the statements of cash flows retrospectively and no longer classify the payments related to shares withheld for taxes as an operating activity.

Fair Value of Financial Instruments
x.	Fair value of financial instruments:

The Company measures its investments in money market funds (classified as cash equivalents), marketable securities and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:
Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive Income
y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale
debt
securities.
The following table shows the components of accumulated other comprehensive income
(loss), net of taxes, for the year ended December 31, 2019:

	Year ended December 31, 2019
	Unrealized gains (losses) on debt securities	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(24.1)	$(0.4)	$(24.5)

Other comprehensive gain before reclassifications	45.8	2.2	48.0
Amounts reclassified from accumulated other comprehensive income	*(0.6)	**(1.2)	(1.8)

Net current-period other comprehensive gain	45.2	1.0	46.2

Ending balance	$21.1	$0.6	$21.7

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2019 for realized losses on marketable securities are included within financial income, net.

**)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2019 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.

Treasury Shares
z.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a separate component of shareholders’ equity.
The Company reissues treasury shares under the stock purchase plan, upon exercise of options and upon vesting of restricted stock units. Reissuance of treasury shares is accounted for in accordance with ASC No.
 505-30
whereby gains are credited to additional
paid-in
capital and losses are charged to additional
paid-in
capital to the extent that previous net gains are included therein; otherwise to retained earnings.

Legal Contingencies
aa.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Impact of Recently Issued Accounting Standards
ab.	Impact of recently issued accounting standards:

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2016-02, “Leases” (ASC 842). The Company determines if an arrangement is a lease and the classification of that lease at inception
based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability or right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate non-lease components for its leases.
ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases are generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably
certain that the Company will not exercise the option.
Upon adoption, the Company recognized total ROU assets of $
27.7
, with corresponding liabilities of $
27.7
on the consolidated balance sheets. The adoption did not impact the
beginning retained
earnings
, or prior year consolidated statements of income and statements of cash flows.
As of December 31, 2019 the Company recognized total ROU assets of $28.9, with corresponding liabilities of $29.2 on the consolidated balance sheets.
Rent expenses for the years ended December 31, 2019, 2018 and 2017, were $11.1 $8.2 and $11.1 respectively.
The Company adopted Accounting Standards Update (“ASU”) No. 2017- 12, “Derivatives and Hedging” (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amended the eligibility criteria for hedged items and transactions to expand an entity’s ability to hedge nonfinancial and financial risk components. The new guidance eliminates the requirement to separately measure and present hedge ineffectiveness and aligns the presentation of hedge gains and losses with the underlying hedge item. The new guidance also simplifies the hedge documentation and hedge effectiveness assessment requirements. The amended presentation and disclosure requirements were adopted on a prospective basis, while any amendments to cash flow and net investment hedge relationships which existed on the date of adoption were applied on a “modified retrospective” basis, meaning a cumulative effect adjustment to the opening balance of retained earnings as of the beginning of the year of adoption. The new guidance was effective for the Company on January 1, 2019 and the adoption did not have a material impact on the Company’s consolidated financial statements.
In June 2016, the FASB issued Accounting Standards Update (“ASU”) No.
2016-13
(ASU
2016-13)
“Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU
2016-13
is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.
In January 2017, the FASB issued Accounting Standards Update (“ASU”) No.
 2017-04
 (ASU
 2017-04)
 “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU
 2017-04
 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount
of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU
 2017-04
 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued Accounting Standards Update (“ASU”) No.
2019-12,
Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU
2019-12),
which simplifies the accounting for income taxes. This guidance will be effective for us in the first quarter of 2021 on a prospective basis, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.